GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL

12.                       GOODWILL

Goodwill allocated to the Group's reportable segments as of December 31, 2012 and 2013 and changes in the carrying amount of goodwill during the years ended December 31, 2012 and 2013 are as follows:

		FAW-	FAW-		Shanghai-	Chang-an	GAC-
	Audi	Volkswagen	Mazda	Toyota	Volkswagen	Mazda	Honda	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net balance at December 31, 2011	-	34,175	9,620	15,735	-	-	14,104	73,634
Goodwill acquired	-	-	-	-	-	-	-	-
Impairment loss	-	-	-	-	-	-	-	-

Net balance at December 31, 2012	-	34,175	9,620	15,735	-	-	14,104	73,634

Goodwill acquired	-	-	-	-	-	-	-	-
Impairment loss	-	-	-	-	-	-	-	-

Net balance at December 31, 2013	-	34,175	9,620	15,735	-	-	14,104	73,634
Net balance at December 31, 2013 (US$)	-	5,645	1,589	2,599	-	-	2,330	12,163